UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)

TrueShares ETFs

TrueShares Technology, AI & Deep Learning ETF (LRNZ)
TrueShares ESG Active Opportunities ETF (ECOZ)
TrueShares Low Volatility Equity Income ETF (DIVZ)
TrueShares Structured Outcome (July) ETF (JULZ)
TrueShares Structured Outcome (August) ETF (AUGZ)
TrueShares Structured Outcome (September) ETF (SEPZ)
TrueShares Structured Outcome (October) ETF (OCTZ)
TrueShares Structured Outcome (November) ETF (NOVZ)
TrueShares Structured Outcome (December) ETF (DECZ)
TrueShares Structured Outcome (January) ETF (JANZ)
TrueShares Structured Outcome (February) ETF (FEBZ)
TrueShares Structured Outcome (March) ETF (MARZ)
TrueShares Structured Outcome (April) ETF (APRZ)
TrueShares Structured Outcome (May) ETF (MAYZ)
TrueShares Structured Outcome (June) ETF (JUNZ)

SEMI-ANNUAL REPORT

June 30, 2021

(Unaudited)

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

TrueShares ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedule of Investments and Written Options	4
Statements of Assets and Liabilities	20
Statements of Operations	24
Statements of Changes in Net Assets	28
Financial Highlights	34
Notes to Financial Statements	38
Board Consideration and Approval of Advisory and Sub-Advisory Agreements	54
Review of Liquidity Risk Management Program	57
Supplemental Information	58

TrueShares ETFs

Shareholder Expense Example

June 30, 2021 (Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2021 to June 30, 2021), except as noted in footnotes below.

ACTUAL EXPENSES

The following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period
TrueShares Technology, AI & Deep Learning ETF	$ 1,000.00	$ 959.60	0.68%	$3.30(1)
TrueShares ESG Active Opportunities ETF	1,000.00	1,103.20	0.58	3.02(1)
TrueShares Low Volatility Equity Income ETF	1,000.00	1,146.00	0.65	2.96(2)
TrueShares Structured Outcome (July) ETF	1,000.00	1,115.10	0.79	4.14(1)
TrueShares Structured Outcome (August) ETF	1,000.00	1,113.80	0.79	4.14(1)
TrueShares Structured Outcome (September) ETF	1,000.00	1,114.40	0.79	4.14(1)
TrueShares Structured Outcome (October) ETF	1,000.00	1,114.30	0.79	4.14(1)
TrueShares Structured Outcome (November) ETF	1,000.00	1,117.30	0.79	4.15(1)
TrueShares Structured Outcome (December) ETF	1,000.00	1,113.70	0.79	4.14(1)
TrueShares Structured Outcome (January) ETF	1,000.00	1,125.10	0.79	4.16(1)
TrueShares Structured Outcome (February) ETF	1,000.00	1,108.60	0.79	3.49(3)
TrueShares Structured Outcome (March) ETF	1,000.00	1,080.80	0.79	2.81(4)
TrueShares Structured Outcome (April) ETF	1,000.00	1,051.60	0.79	2.04(5)
TrueShares Structured Outcome (May) ETF	1,000.00	1,021.20	0.79	1.36(6)
TrueShares Structured Outcome (June) ETF	1,000.00	1,018.20	0.79	0.74(7)

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

(2)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 155/365 (to reflect the period since the Fund’s inception).

(3)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 153/365 (to reflect the period since the Fund’s inception).

(4)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 125/365 (to reflect the period since the Fund’s inception).

(5)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 92/365 (to reflect the period since the Fund’s inception).

(6)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 62/365 (to reflect the period since the Fund’s inception).

(7)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 34/365 (to reflect the period since the Fund’s inception).

TrueShares ETFs

Shareholder Expense Example

June 30, 2021 (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(1)
TrueShares Technology, AI & Deep Learning ETF	$ 1,000.00	$ 1,021.42	0.68%	$3.41
TrueShares ESG Active Opportunities ETF	1,000.00	1,021.92	0.58	2.91
TrueShares Low Volatility Equity Income ETF	1,000.00	1,021.57	0.65	3.26(2)
TrueShares Structured Outcome (July) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (August) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (September) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (October) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (November) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (December) ETF	1,000.00	1,020.88	0.79	3.96
TrueShares Structured Outcome (January) ETF	1,000.00	1,020.88	0.79	3.96(2)
TrueShares Structured Outcome (February) ETF	1,000.00	1,020.88	0.79	3.96(2)
TrueShares Structured Outcome (March) ETF	1,000.00	1,020.88	0.79	3.96(2)
TrueShares Structured Outcome (April) ETF	1,000.00	1,020.88	0.79	3.96(2)
TrueShares Structured Outcome (May) ETF	1,000.00	1,020.88	0.79	3.96(2)
TrueShares Structured Outcome (June) ETF	1,000.00	1,020.88	0.79	3.96(2)

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

(2)	For comparative purposes only as the Fund was not in operation for the full six-month period.

TrueShares Technology, AI & Deep Learning ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS – 99.5%
Biotechnology — 11.0%
Berkeley Lights, Inc. (a)	20,200	$905,162
Guardant Health, Inc. (a)	10,459	1,298,903
Relay Therapeutics, Inc. (a)	28,653	1,048,413
		3,252,478
Computers — 22.2%
Crowdstrike Holdings, Inc. - Class A (a)	10,725	2,695,299
Varonis Systems, Inc. (a)	27,843	1,604,314
Zscaler, Inc. (a)	10,557	2,280,945
		6,580,558
Internet — 11.3%
Amazon.com, Inc. (a)	273	939,164
Anaplan, Inc. (a)	21,750	1,159,275
Okta, Inc. (a)	5,130	1,255,208
		3,353,647
Pharmaceuticals — 2.0%
AbCellera Biologics, Inc. (a)(b)	27,042	594,924

Semiconductors — 10.3%
Advanced Micro Devices, Inc. (a)	2,423	227,592
NVIDIA Corp.	2,168	1,734,618
Xilinx, Inc.	7,671	1,109,533
		3,071,743
Software — 42.7% (c)
Datadog, Inc. - Class A (a)	15,207	1,582,745
Elastic N.V. (a)(b)	9,130	1,330,789
ROBLOX Corp. - Class A (a)	16,022	1,441,660
salesforce.com, Inc. (a)	3,664	895,005
Schrodinger, Inc. (a)	14,867	1,124,094
SentinelOne, Inc. (a)	22,341	949,493
ServiceNow, Inc. (a)	1,980	1,088,109
Twilio, Inc. - Class A (a)	5,091	2,006,668
UiPath, Inc. - Class A (a)	14,982	1,017,727
Unity Software, Inc. (a)	11,279	1,238,773
		12,675,063
TOTAL COMMON STOCKS (Cost $24,607,815)		29,528,413

	Shares	Value
MONEY MARKET FUNDS — 0.3%
First American Treasury Obligations Fund - Class X, 0.01% (d)	76,674	$76,674
TOTAL MONEY MARKET FUNDS (Cost $76,674)		76,674

TOTAL INVESTMENTS (Cost $24,684,489) — 99.8%		29,605,087
Other assets and liabilities, net — 0.2%		70,994
TOTAL NET ASSETS — 100.0%		$29,676,081

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

TrueShares ESG Active Opportunities ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 96.1%
Apparel — 2.0%
NIKE, Inc. - Class B	1,270	$196,202

Auto Manufacturers — 3.4%
Tesla, Inc. (a)	478	324,897

Banks — 3.4%
JPMorgan Chase & Co.	1,140	177,315
Truist Financial Corp.	2,793	155,012
		332,327
Beverages — 1.2%
PepsiCo, Inc.	800	118,536

Biotechnology — 1.1%
Amgen, Inc.	230	56,062
Gilead Sciences, Inc.	751	51,714
		107,776
Chemicals — 2.1%
International Flavors & Fragrances, Inc.	1,330	198,702

Commercial Services — 7.6%
Moody’s Corp.	238	86,244
PayPal Holdings, Inc. (a)	705	205,493
S&P Global, Inc.	290	119,031
Square, Inc. - Class A (a)	1,320	321,816
		732,584
Computers — 2.4%
Apple, Inc.	1,727	236,530

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	890	72,402

Distribution & Wholesale — 2.2%
WW Grainger, Inc.	495	216,810

	Shares	Value
Diversified Financial Services — 5.7%
American Express Co.	1,439	$237,765
BlackRock, Inc.	170	148,745
Mastercard, Inc. - Class A	450	164,291
		550,801
Electric — 0.9%
Eversource Energy	1,040	83,450

Energy, Alternate Sources — 3.8%
Enphase Energy, Inc. (a)	2,017	370,382

Food — 3.6%
Beyond Meat, Inc. (a)	738	116,228
Sysco Corp.	2,986	232,161
		348,389
Healthcare Products — 1.9%
Abbott Laboratories	1,591	184,445

Healthcare Services — 1.9%
Teladoc Health, Inc. (a)	432	71,837
UnitedHealth Group, Inc.	273	109,320
		181,157
Insurance — 1.9%
The Allstate Corp.	1,392	181,573

Internet — 13.2%
Alphabet, Inc. - Class A (a)	116	283,249
Amazon.com, Inc. (a)	64	220,170
Booking Holdings, Inc. (a)	68	148,790
Netflix, Inc.(a)	250	132,052
Spotify Technology SA (a)(b)	207	57,047
Twitter, Inc. (a)	3,583	246,546
Uber Technologies, Inc. (a)	3,803	190,606
		1,278,460
Machinery Diversified — 3.0%
Rockwell Automation, Inc.	1,023	292,598

Media — 2.4%
The Walt Disney Co. (a)	1,345	236,411

Miscellaneous Manufacturing — 1.4%
Illinois Tool Works, Inc.	587	131,230

The accompanying notes are an integral part of the financial statements.

TrueShares ESG Active Opportunities ETF

Schedule of Investments

June 30, 2021 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals — 3.8%
AbbVie, Inc.	471	$53,053
AmerisourceBergen Corp.	1,111	127,199
Bristol-Myers Squibb Co.	773	51,652
Cardinal Health, Inc.	636	36,309
Johnson & Johnson	330	54,364
Merck & Co., Inc.	561	43,629
		366,206
Retail — 6.1%
Costco Wholesale Corp.	433	171,325
Starbucks Corp.	1,580	176,660
Target Corp.	304	73,489
The Home Depot, Inc.	292	93,116
Tractor Supply Co.	420	78,145
		592,735
Semiconductors — 6.5%
Advanced Micro Devices, Inc. (a)	1,175	110,368
Lam Research Corp.	242	157,469
NVIDIA Corp.	300	240,030
QUALCOMM, Inc.	820	117,203
		625,070
Software — 11.2%
Adobe, Inc. (a)	303	177,449
Electronic Arts, Inc.	996	143,255
Intuit, Inc.	230	112,739
Microsoft Corp.	1,095	296,636
MSCI, Inc.	331	176,449
VMware, Inc. - Class A (a)	353	56,469
Zoom Video Communications, Inc. - Class A (a)	304	117,657
		1,080,654
Telecommunications — 1.2%
Verizon Communications, Inc.	1,982	111,051

Transportation — 1.5%
Expeditors International of Washington, Inc.	1,156	146,350

TOTAL COMMON STOCKS (Cost $6,712,051)		9,297,728

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 3.0%
AvalonBay Communities, Inc.	701	$146,292
Prologis, Inc.	1,241	148,336
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $253,031)		294,628

MONEY MARKET FUNDS — 0.9%
First American Treasury Obligations Fund - Class X, 0.01% (c)	86,719	86,719
TOTAL MONEY MARKET FUNDS (Cost $86,719)		86,719

TOTAL INVESTMENTS (Cost $7,051,801) — 100.0%		9,679,075
Other assets and liabilities, net — 0.0% (d)		867
NET ASSETS — 100.0%		$9,679,942

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

TrueShares Low Volatility Equity Income ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 6.3%
Lockheed Martin Corp.	2,700	$1,021,545
Raytheon Technologies Corp.	14,100	1,202,871
		2,224,416
Agriculture — 7.3%
Altria Group, Inc.	22,300	1,063,264
Philip Morris International, Inc.	15,350	1,521,338
		2,584,602
Banks — 8.9%
JPMorgan Chase & Co.	8,794	1,367,819
Morgan Stanley	8,426	772,580
Truist Financial Corp.	18,350	1,018,425
		3,158,824
Beverages — 2.8%
PepsiCo, Inc.	6,650	985,330

Electric — 6.8%
Avangrid, Inc.	28,368	1,458,966
Dominion Energy, Inc.	12,700	934,339
		2,393,305
Food — 2.0%
Mondelez International, Inc. - Class A	11,618	725,428

Insurance — 5.0%
Aflac, Inc.	20,100	1,078,566
Chubb Ltd. (a)	4,286	681,217
		1,759,783
Internet — 4.0%
NortonLifeLock, Inc.	51,786	1,409,615

Oil & Gas — 3.0%
Chevron Corp.	10,300	1,078,822

	Shares	Value
Pharmaceuticals — 16.3%
AbbVie, Inc.	12,929	$1,456,322
Bristol-Myers Squibb Co.	22,151	1,480,130
CVS Health Corp.	12,800	1,068,032
Pfizer, Inc.	16,750	655,930
Viatris, Inc.	79,158	1,131,168
		5,791,582
Pipelines — 6.8%
Enbridge, Inc.	26,540	1,062,662
Kinder Morgan, Inc.	74,256	1,353,687
		2,416,349
Retail — 7.7%
Genuine Parts Co.	9,250	1,169,848
Walgreens Boots Alliance, Inc.	29,400	1,546,734
		2,716,582
Savings & Loans — 2.9%
New York Community Bancorp, Inc.	93,235	1,027,450

Semiconductors — 5.1%
Intel Corp.	15,604	876,009
QUALCOMM, Inc.	6,512	930,760
		1,806,769
Telecommunications — 14.6%
AT&T, Inc.	48,708	1,401,816
Cisco Systems, Inc.	27,750	1,470,750
Orange SA - ADR	84,937	971,679
Verizon Communications, Inc.	23,970	1,343,039
		5,187,284
TOTAL COMMON STOCKS (Cost $33,761,071)		35,266,141

MONEY MARKET FUNDS — 1.0%
First American Treasury Obligations Fund - Class X, 0.01% (b)	364,470	364,470
TOTAL MONEY MARKET FUNDS (Cost $364,470)		364,470

TOTAL INVESTMENTS (Cost $34,125,541) — 100.5%		35,630,611
Other assets and liabilities, net — (0.5)%		(168,174)
NET ASSETS — 100.0%		$35,462,437

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Foreign issued security.

(b)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (July) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares / Principal Amount	Value
INVESTMENT COMPANIES — 87.9%
Exchanged Traded Funds — 87.9%
SPDR S&P 500 ETF Trust	11,700	$5,008,302
TOTAL EXCHANGE TRADED FUNDS (Cost $5,006,589)		5,008,302

SHORT-TERM INVESTMENTS — 175.9%
Money Market Funds — 175.7%
First American Treasury Obligations Fund - Class X, 0.01% (a)	10,014,195	10,014,195
Total Money Market Funds (Cost $10,014,195)		10,014,195

	Shares / Principal Amount	Value
U.S. Treasury Bills — 0.2%
0.05%, 12/23/2021 (b)	10,000	$9,997
Total U.S. Treasury Bills (Cost $9,999)		9,997
TOTAL SHORT-TERM INVESTMENTS (Cost $10,024,194)		10,024,192

TOTAL INVESTMENTS (Cost $15,030,783) — 263.8%		15,032,494
Other assets and liabilities, net — (163.8)%		(9,333,699)
NET ASSETS — 100.0%		$5,698,795

Percentages are stated as a percent of net assets.

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	The rate shown is the effective yield as of June 30, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (August) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 79.7%
U.S. Treasury Bills — 79.7%
0.05%, 08/12/2021 (a)(c)	8,052,000	$8,051,554
TOTAL SHORT-TERM INVESTMENTS (Cost $8,051,765)		8,051,554

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 20.4%
PURCHASED CALL OPTIONS — 20.4%
CBOE SPDR S&P 500 ETF Trust
Expiration: July 30, 2021, Exercise Price: $329	206	$2,054,628	$8,818,036
TOTAL PURCHASED OPTIONS (Cost $571,986)		2,054,628

TOTAL INVESTMENTS (Cost $8,623,751) — 100.1%		10,106,182
Other assets and liabilities, net — (0.1)%		(9,224)
NET ASSETS — 100.0%		$10,096,958

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the effective yield as of June 30, 2021.

(b)	Each contract has a multiplier of 100.

(c)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.0)% (b)
WRITTEN PUT OPTIONS — (0.0)% (b)
CBOE SPDR S&P 500 ETF Trust
Expiration: July 30, 2021, Exercise Price: $296	272	$2,627	$11,643,232
TOTAL WRITTEN OPTIONS (Premiums Received $531,408)		$2,627

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

(b)	Amount is less than (0.05)%.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (September) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 83.7%
Money Market Funds — 0.1%
First American Treasury Obligations Fund - Class X, 0.01% (a)	10,336	$10,336
Total Money Market Funds (Cost $10,336)		10,336

U.S. Treasury Bills — 83.6%
0.05%, 08/12/2021 (c)(d)	8,680,000	8,679,519
Total U.S. Treasury Bills (Cost $8,679,696)		8,679,519
TOTAL SHORT-TERM INVESTMENTS (Cost $8,690,032)		8,689,855

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 16.5%
PURCHASED CALL OPTIONS — 16.5%
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2021, Exercise Price: $353	223	$1,716,991	$9,545,738
TOTAL PURCHASED OPTIONS (Cost $558,030)		1,716,991

TOTAL INVESTMENTS (Cost $9,248,062) — 100.2%		10,406,846
Other assets and liabilities, net — (0.2)%		(20,983)
NET ASSETS — 100.0%		$10,385,863

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2021.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE SPDR S&P 500 ETF Trust
Expiration: August 31, 2021, Exercise Price: $317	273	$14,322	$11,686,038
TOTAL WRITTEN OPTIONS (Premiums Received $686,069)		$14,322

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (October) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 82.0%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 0.01% (a)	12,608	$12,608
Total Money Market Funds (Cost $12,608)		12,608

U.S. Treasury Bills — 81.7%
0.04%, 09/02/2021 (c)(d)	3,715,000	3,714,714
Total U.S. Treasury Bills (Cost $3,714,805)		3,714,714
TOTAL SHORT-TERM INVESTMENTS (Cost $3,727,413)		3,727,322

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 18.3%
PURCHASED CALL OPTIONS — 18.3%
CBOE SPDR S&P 500 ETF Trust
Expiration: September 30, 2021, Exercise Price: $337	90	$833,710	$3,852,540
TOTAL PURCHASED OPTIONS (Cost $289,354)		833,710

TOTAL INVESTMENTS (Cost $4,016,767) — 100.3%		4,561,032
Other assets and liabilities, net — (0.3)%		(12,759)
NET ASSETS — 100.0%		$4,548,273

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2021.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.2)%
WRITTEN PUT OPTIONS — (0.2)%
CBOE SPDR S&P 500 ETF Trust
Expiration: September 30, 2021, Exercise Price: $303	122	$9,841	$5,222,332
TOTAL WRITTEN OPTIONS (Premiums Received $258,682)		$9,841

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (November) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 80.4%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 0.01% (a)	9,253	$9,253
Total Money Market Funds (Cost $9,253)		9,253

U.S. Treasury Bills — 80.1%
0.04%, 10/07/2021 (c)(d)	2,472,000	2,471,714
Total U.S. Treasury Bills (Cost $2,471,832)		2,471,714
TOTAL SHORT-TERM INVESTMENTS (Cost $2,481,085)		2,480,967

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 20.0%
PURCHASED CALL OPTIONS — 20.0%
CBOE SPDR S&P 500 ETF Trust
Expiration: October 29, 2021, Exercise Price: $330	62	$617,425	$2,653,972
TOTAL PURCHASED OPTIONS (Cost $282,043)		617,425

TOTAL INVESTMENTS (Cost $2,763,128) — 100.4%		3,098,392
Other assets and liabilities, net — (0.4)%		(11,725)
NET ASSETS — 100.0%		$3,086,667

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2021.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.3)%
WRITTEN PUT OPTIONS — (0.3)%
CBOE SPDR S&P 500 ETF Trust
Expiration: October 29, 2021, Exercise Price: $297	83	$9,745	$3,552,898
TOTAL WRITTEN OPTIONS (Premiums Received $126,134)		$9,745

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (December) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 87.8%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 0.01% (a)	10,915	$10,915
Total Money Market Funds (Cost $10,915)		10,915

U.S. Treasury Bills — 87.5%
0.05%, 11/12/2021 (c)(d)	3,100,000	3,099,446
Total U.S. Treasury Bills (Cost $3,099,856)		3,099,446
TOTAL SHORT-TERM INVESTMENTS (Cost $3,110,771)		3,110,361

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 13.0%
PURCHASED CALL OPTIONS — 13.0%
CBOE SPDR S&P 500 ETF Trust
Expiration: November 30, 2021, Exercise Price: $366	68	$459,705	$2,910,808
TOTAL PURCHASED OPTIONS (Cost $176,958)		459,705

TOTAL INVESTMENTS (Cost $3,287,729) — 100.8%		3,570,066
Other assets and liabilities, net — (0.8)%		(28,914)
NET ASSETS — 100.0%		$3,541,152

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2021.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.8)%
WRITTEN PUT OPTIONS — (0.8)%
CBOE SPDR S&P 500 ETF Trust
Expiration: November 30, 2021, Exercise Price: $329	94	$26,644	$4,023,764
TOTAL WRITTEN OPTIONS (Premiums Received $179,814)		$26,644

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (January) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 88.5%
Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 0.01% (a)	6,591	$6,591
Total Money Market Funds (Cost $6,591)		6,591

U.S. Treasury Bills — 88.3%
0.05%, 12/30/2021 (c)(d)	3,105,000	3,104,215
Total U.S. Treasury Bills (Cost $3,104,765)		3,104,215
TOTAL SHORT-TERM INVESTMENTS (Cost $3,111,356)		3,110,806

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 12.6%
PURCHASED CALL OPTIONS — 12.6%
CBOE SPDR S&P 500 ETF Trust
Expiration: December 31, 2021, Exercise Price: $369	68	$443,443	$2,910,808
TOTAL PURCHASED OPTIONS (Cost $215,478)		443,443

TOTAL INVESTMENTS (Cost $3,326,834) — 101.1%		3,554,249
Other assets and liabilities, net — (1.1)%		(38,355)
NET ASSETS — 100.0%		$3,515,894

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2021.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.0)%
WRITTEN PUT OPTIONS — (1.0)%
CBOE SPDR S&P 500 ETF Trust
Expiration: December 31, 2021, Exercise Price: $332	93	$36,099	$3,980,958
TOTAL WRITTEN OPTIONS (Premiums Received $192,291)		$36,099

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (February) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 89.5%
Money Market Funds — 0.8%
First American Treasury Obligations Fund - Class X, 0.01% (a)	16,737	$16,737
Total Money Market Funds (Cost $16,737)		16,737

U.S. Treasury Bills — 88.7%
0.04%, 07/29/2021 (c)(d)	1,845,000	1,844,941
Total U.S. Treasury Bills (Cost $1,844,947)		1,844,941
TOTAL SHORT-TERM INVESTMENTS (Cost $1,861,684)		1,861,678

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 11.9%
PURCHASED CALL OPTIONS — 11.9%
CBOE SPDR S&P 500 ETF Trust
Expiration: January 31, 2022, Exercise Price: $376	41	$246,603	$1,755,046
TOTAL PURCHASED OPTIONS (Cost $152,543)		246,603

TOTAL INVESTMENTS (Cost $2,014,227) — 101.4%		2,108,281
Other assets and liabilities, net — (1.4)%		(29,658)
NET ASSETS — 100.0%		$2,078,623

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2021.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.4)%
WRITTEN PUT OPTIONS — (1.4)%
CBOE SPDR S&P 500 ETF Trust
Expiration: January 31, 2022, Exercise Price: $338	54	$28,324	$2,311,524
TOTAL WRITTEN OPTIONS (Premiums Received $123,267)		$28,324

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (March) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 92.1%
Money Market Funds — 0.1%
First American Treasury Obligations Fund - Class X, 0.01% (a)	5,207	$5,207
Total Money Market Funds (Cost $5,207)		5,207

U.S. Treasury Bills — 92.0%
0.04%, 08/26/2021 (c)(d)	6,840,000	6,839,601
Total U.S. Treasury Bills (Cost $6,839,695)		6,839,601
TOTAL SHORT-TERM INVESTMENTS (Cost $6,844,902)		6,844,808

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 9.9%
PURCHASED CALL OPTIONS — 9.9%
CBOE SPDR S&P 500 ETF Trust
Expiration: February 28, 2022, Exercise Price: $389	145	$735,891	$6,206,870
TOTAL PURCHASED OPTIONS (Cost $436,796)		735,891

TOTAL INVESTMENTS (Cost $7,281,698) — 102.0%		7,580,699
Other assets and liabilities, net — (2.0)%		(150,338)
NET ASSETS — 100.0%		$7,430,361

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2021.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (2.0)%
WRITTEN PUT OPTIONS — (2.0)%
CBOE SPDR S&P 500 ETF Trust
Expiration: February 28, 2022, Exercise Price: $350	195	$145,572	$8,347,170
TOTAL WRITTEN OPTIONS (Premiums Received $435,136)		$145,572

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (April) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 94.9%
Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 0.01% (a)	11,984	$11,984
Total Money Market Funds (Cost $11,984)		11,984

U.S. Treasury Bills — 94.7%
0.05%, 09/30/2021 (c)(d)	4,981,000	4,980,433
Total U.S. Treasury Bills (Cost $4,980,767)		4,980,433
TOTAL SHORT-TERM INVESTMENTS (Cost $4,992,751)		4,992,417

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 7.8%
PURCHASED CALL OPTIONS — 7.8%
CBOE SPDR S&P 500 ETF Trust
Expiration: March 31, 2022, Exercise Price: $401	95	$409,887	$4,066,570
TOTAL PURCHASED OPTIONS (Cost $303,054)		409,887

TOTAL INVESTMENTS (Cost $5,295,805) — 102.7%		5,402,304
Other assets and liabilities, net — (2.7)%		(144,193)
NET ASSETS — 100.0%		$5,258,111

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2021.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (2.7)%
WRITTEN PUT OPTIONS — (2.7)%
CBOE SPDR S&P 500 ETF Trust
Expiration: March 31, 2022, Exercise Price: $361	138	$140,816	$5,907,228
TOTAL WRITTEN OPTIONS (Premiums Received $275,134)		$140,816

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (May) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 97.8%
Money Market Funds — 0.4%
First American Treasury Obligations Fund - Class X, 0.01% (a)	30,070	$30,070
Total Money Market Funds (Cost $30,070)		30,070

U.S. Treasury Bills — 97.4%
0.05%, 10/28/2021 (c)(d)	7,462,000	7,460,829
Total U.S. Treasury Bills (Cost $7,461,655)		7,460,829
TOTAL SHORT-TERM INVESTMENTS (Cost $7,491,725)		7,490,899

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 5.9%
PURCHASED CALL OPTIONS — 5.9%
CBOE SPDR S&P 500 ETF Trust
Expiration: April 29, 2022, Exercise Price: $418	141	$450,676	$6,035,646
TOTAL PURCHASED OPTIONS (Cost $367,805)		450,676

TOTAL INVESTMENTS (Cost $7,859,530) — 103.7%		7,941,575
Other assets and liabilities, net — (3.7)%		(282,411)
NET ASSETS — 100.0%		$7,659,164

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the annualized seven-day yield at period end.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the effective yield as of June 30, 2021.

(d)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (3.6)%
WRITTEN PUT OPTIONS — (3.6)%
CBOE SPDR S&P 500 ETF Trust
Expiration: April 29, 2022, Exercise Price: $376	197	$277,491	$8,432,782
TOTAL WRITTEN OPTIONS (Premiums Received $373,258)		$277,491

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares Structured Outcome (June) ETF

Schedule of Investments

June 30, 2021 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets. Percentages expressed exclude written options.

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS — 97.7%
U.S. Treasury Bills — 97.7%
0.05%, 11/26/2021 (a)(c)	4,354,000	$4,353,141
TOTAL SHORT-TERM INVESTMENTS (Cost $4,353,681)		4,353,141

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 6.0%
PURCHASED CALL OPTIONS — 6.0%
CBOE SPDR S&P 500 ETF Trust
Expiration: May 31, 2022, Exercise Price: $420	81	$268,213	$3,467,286
TOTAL PURCHASED OPTIONS (Cost $238,303)		268,213

TOTAL INVESTMENTS (Cost $4,591,984) — 103.7%		4,621,354
Other assets and liabilities, net — (3.7)%		(166,325)
NET ASSETS — 100.0%		$4,455,029

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	The rate shown is the effective yield as of June 30, 2021.

(b)	Each contract has a multiplier of 100.

(c)	Designated as collateral for written options.

Schedule of Written Options

June 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (4.0)%
WRITTEN PUT OPTIONS — (4.0)%
CBOE SPDR S&P 500 ETF Trust
Expiration: May 31, 2022, Exercise Price: $378	115	$179,558	$4,922,690
TOTAL WRITTEN OPTIONS (Premiums Received $201,654)		$179,558

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

SPDR Standard & Poor’s Depositary Receipt

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Low Volatility Equity Income ETF	TrueShares Structured Outcome (July) ETF
Assets
Investments, at value (cost $24,684,489, $7,051,801, $34,125,541, and $15,030,783 respectively)	$29,605,087	$9,679,075	$35,630,611	$15,032,494
Dividends and interest receivable	347	5,325	106,339	4
Investment securities sold	1,086,070	—	—	5,008,302
Total assets	30,691,504	9,684,400	35,736,950	20,040,800

Liabilities
Payable to Adviser	15,813	4,458	18,713	3,661
Investment securities purchased	999,610	—	—	8,639,556
Fund shares redeemed	—	—	—	5,698,788
Distributions payable	—	—	255,800	—
Total liabilities	1,015,423	4,458	274,513	14,342,005
Net Assets	$29,676,081	$9,679,942	$35,462,437	$5,698,795

Net Assets Consists of:
Paid-in capital	$25,179,529	$7,076,272	$33,571,447	$3,955,831
Total distributable earnings	4,496,552	2,603,670	1,890,990	1,742,964
Net Assets	$29,676,081	$9,679,942	$35,462,437	$5,698,795

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	650,000	250,000	1,250,000	175,000
Net Asset Value, redemption price and offering price per share	$45.66	$38.72	$28.37	$32.56

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Assets and Liabilities

June 30, 2021 (Unaudited) (Continued)

	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF
Assets
Investments, at value (cost $8,623,751, $9,248,062, $4,016,767, and $2,763,128 respectively)	$10,106,182	$10,406,846	$4,561,032	$3,098,392
Total assets	10,106,182	10,406,846	4,561,032	3,098,392

Liabilities
Payable to Adviser	6,480	6,661	2,918	1,980
Written options, at value (premiums received $531,408, $686,069, $258,682, and $126,134 respectively)	2,627	14,322	9,841	9,745
Due to Custodian	117	—	—	—
Total liabilities	9,224	20,983	12,759	11,725
Net Assets	$10,096,958	$10,385,863	$4,548,273	$3,086,667

Net Assets Consists of:
Paid-in capital	$8,145,911	$8,441,521	$3,771,254	$2,575,729
Total distributable earnings	1,951,047	1,944,342	777,019	510,938
Net Assets	$10,096,958	$10,385,863	$4,548,273	$3,086,667

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	325,000	350,000	150,000	100,000
Net Asset Value, redemption price and offering price per share	$31.07	$29.67	$30.32	$30.87

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Assets and Liabilities

June 30, 2021 (Unaudited) (Continued)

	TrueShares Structured Outcome (December) ETF	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF
Assets
Investments, at value (cost $3,287,729, $3,326,834, $2,014,227, and $7,281,698 respectively)	$3,570,066	$3,554,249	$2,108,281	$7,580,699
Total assets	3,570,066	3,554,249	2,108,281	7,580,699

Liabilities
Payable to Adviser	2,270	2,256	1,334	4,766
Written options, at value (premiums received $179,814, $192,291, $123,267, and $435,136 respectively)	26,644	36,099	28,324	145,572
Total liabilities	28,914	38,355	29,658	150,338
Net Assets	$3,541,152	$3,515,894	$2,078,623	$7,430,361

Net Assets Consists of:
Paid-in capital	$3,003,722	$3,144,379	$1,895,557	$6,769,904
Total distributable earnings	537,430	371,515	183,066	660,457
Net Assets	$3,541,152	$3,515,894	$2,078,623	$7,430,361

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	125,000	125,000	75,000	275,000
Net Asset Value, redemption price and offering price per share	$28.33	$28.13	$27.71	$27.02

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Assets and Liabilities

June 30, 2021 (Unaudited) (Continued)

	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Assets
Investments, at value (cost $5,295,805, $7,859,530, and $4,591,984 respectively)	$5,402,304	$7,941,575	$4,621,354
Fund shares sold	—	—	636,345
Investment securities sold	—	—	42,718
Total assets	5,402,304	7,941,575	5,300,417

Liabilities
Payable to Adviser	3,377	4,920	1,798
Written options, at value (premiums received $275,134, $373,258, and $201,654 respectively)	140,816	277,491	179,558
Investment securities purchased	—	—	664,032
Total liabilities	144,193	282,411	845,388
Net Assets	$5,258,111	$7,659,164	$4,455,029

Net Assets Consists of:
Paid-in capital	$5,026,485	$7,490,235	$4,405,324
Total distributable earnings	231,626	168,929	49,705
Net Assets	$5,258,111	$7,659,164	$4,455,029

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	200,000	300,000	175,000
Net Asset Value, redemption price and offering price per share	$26.29	$25.53	$25.46

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Operations

For the Period Ended June 30, 2021 (Unaudited)

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Low Volatility Equity Income ETF(1)	TrueShares Structured Outcome (July) ETF
Investment Income
Dividend Income	$710	$45,818	$369,984	$—
Interest income	101	17	53	920
Total investment income	811	45,835	370,037	920

Expenses
Investment advisory fees	95,727	25,849	61,752	28,981
Total expenses	95,727	25,849	61,752	28,981
Net investment income (loss)	(94,916)	19,986	308,285	(28,061)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translation
Net realized gain (loss) on:
Investments	(363,263)	65,477	384,167	1,039,754
Foreign currency transactions	—	—	35	—
Purchased options	—	—	—	315,158
Written options	—	—	—	414,411
Net realized gain (loss)	(363,263)	65,477	384,202	1,769,323
Net change in unrealized appreciation/depreciation on:
Investments	(1,176,873)	795,047	1,505,035	2,825
Purchased options	—	—	—	(606,578)
Written options	—	—	—	(316,228)
Net change in unrealized appreciation/depreciation	(1,176,873)	795,047	1,505,035	(919,981)
Net realized and unrealized gain (loss) on investments	(1,540,136)	860,524	1,889,237	849,342
Net increase (decrease) in net assets from operations	$(1,635,052)	$880,510	$2,197,522	$821,281

(1)	The Fund commenced operations on January 27, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Operations

For the Period Ended June 30, 2021 (Unaudited) (Continued)

	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF
Investment Income
Interest income	$1,047	$1,713	$777	$370
Total investment income	1,047	1,713	777	370

Expenses
Investment advisory fees	37,631	41,104	16,871	10,291
Total expenses	37,631	41,104	16,871	10,291
Net investment income (loss)	(36,584)	(39,391)	(16,094)	(9,921)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(757)	(148)	7	8
Purchased options	(15,265)	67,261	—	—
Written options	(1,264)	73,315	—	—
Net realized gain (loss)	(17,286)	140,428	7	8
Net change in unrealized appreciation/depreciation on:
Investments	(300)	(305)	(97)	(5)
Purchased options	1,132,277	794,093	369,034	245,898
Written options	(63,902)	232,823	113,606	70,785
Net change in unrealized appreciation/depreciation	1,068,075	1,026,611	482,543	316,678
Net realized and unrealized gain on investments	1,050,789	1,167,039	482,550	316,686
Net increase in net assets from operations	$1,014,205	$1,127,648	$466,456	$306,765

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Operations

For the Period Ended June 30, 2021 (Unaudited) (Continued)

	TrueShares Structured Outcome (December) ETF	TrueShares Structured Outcome (January) ETF(1)	TrueShares Structured Outcome (February) ETF(2)	TrueShares Structured Outcome (March) ETF(3)
Investment Income
Interest income	$793	$447	$276	$703
Total investment income	793	447	276	703

Expenses
Investment advisory fees	16,580	12,503	6,207	21,424
Total expenses	16,580	12,503	6,207	21,424
Net investment loss	(15,787)	(12,056)	(5,931)	(20,721)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(26)	(36)	—	(209)
Purchased options	86,545	—	—	40,993
Written options	31,191	—	—	51,829
Net realized gain (loss)	117,710	(36)	—	92,613
Net change in unrealized appreciation/depreciation on:
Investments	57	(550)	(6)	(94)
Purchased options	202,590	227,965	94,060	299,095
Written options	135,986	156,192	94,943	289,564
Net change in unrealized appreciation/depreciation	338,633	383,607	188,997	588,565
Net realized and unrealized gain on investments	456,343	383,571	188,997	681,178
Net increase in net assets from operations	$440,556	$371,515	$183,066	$660,457

(1)	The Fund commenced operations on January 4, 2021.

(2)	The Fund commenced operations on February 1, 2021.

(3)	The Fund commenced operations on March 1, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Operations

For the Period Ended June 30, 2021 (Unaudited) (Continued)

	TrueShares Structured Outcome (April) ETF(1)	TrueShares Structured Outcome (May) ETF(2)	TrueShares Structured Outcome (June) ETF(3)
Investment Income
Interest income	$224	$167	$37
Total investment income	224	167	37

Expenses
Investment advisory fees	9,415	9,050	1,798
Total expenses	9,415	9,050	1,798
Net investment Loss	(9,191)	(8,883)	(1,761)

Realized and Unrealized Gain (Loss) on Investments
Net change in unrealized appreciation/depreciation on:
Investments	(334)	(826)	(540)
Purchased options	106,833	82,871	29,910
Written options	134,318	95,767	22,096
Net change in unrealized appreciation/depreciation	240,817	177,812	51,466
Net realized and unrealized gain on investments	240,817	177,812	51,466
Net increase in net assets from operations	$231,626	$168,929	$49,705

(1)	The Fund commenced operations on April 1, 2021.

(2)	The Fund commenced operations on May 3, 2021.

(3)	The Fund commenced operations on June 1, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Changes in Net Assets

	TrueShares Technology, AI & Deep Learning ETF		TrueShares ESG Active Opportunities ETF		TrueShares Low Volatility Equity Income ETF
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(1)	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(1)	Period Ended June 30, 2021 (Unaudited)(2)
From Operations
Net investment income (loss)	$(94,916)	$(52,407)	$19,986	$26,525	$308,285
Net realized gain (loss) on investments, purchased options and written options	(363,263)	168,341	65,477	(183,545)	384,202
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(1,176,873)	6,097,471	795,047	1,832,227	1,505,035
Net increase (decrease) in net assets resulting from operations	(1,635,052)	6,213,405	880,510	1,675,207	2,197,522

From Distributions
Distributable earnings	—	—	—	(26,525)	(306,532)
Return of capital	—	—	—	(678)	—
Total distributions	—	—	—	(27,203)	(306,532)

From Capital Share Transactions
Proceeds from shares sold	4,948,780	23,714,745	1,779,840	5,904,520	33,571,447
Cost of shares redeemed	(1,012,112)	(2,553,685)	—	(532,932)	—
Net increase (decrease) in net assets resulting from capital share transactions	3,936,668	21,161,060	1,779,840	5,371,588	33,571,447

Total Increase (Decrease) in Net Assets	2,301,616	27,374,465	2,660,350	7,019,592	35,462,437

Net Assets
Beginning of period	27,374,465	—	7,019,592	—	—
End of period	$29,676,081	$27,374,465	$9,679,942	$7,019,592	$35,462,437

Changes in Shares Outstanding
Shares outstanding, beginning of period	575,000	—	200,000	—	—
Shares sold	100,000	675,000	50,000	225,000	1,250,000
Shares redeemed	(25,000)	(100,000)	—	(25,000)	—
Shares outstanding, end of period	650,000	575,000	250,000	200,000	1,250,000

(1)	The Fund commenced operations on February 28, 2020.

(2)	The Fund commenced operations on January 27, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (July) ETF		TrueShares Structured Outcome (August) ETF
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(1)	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(2)
From Operations
Net investment income (loss)	$(28,061)	$(20,285)	$(36,584)	$(25,706)
Net realized gain (loss) on investments, purchased options and written options	1,769,323	(9)	(17,286)	(6,295)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(919,981)	921,692	1,068,075	943,137
Net increase in net assets resulting from operations	821,281	901,398	1,014,205	911,136

From Capital Share Transactions
Proceeds from shares sold	8,660,578	5,668,907	1,442,840	9,433,430
Cost of shares redeemed	(10,355,403)	—	(1,425,860)	(1,281,010)
Transaction fees (Note 4)	1,525	509	574	1,643
Net increase (decrease) in net assets resulting from capital share transactions	(1,693,300)	5,669,416	17,554	8,154,063

Total Increase (Decrease) in Net Assets	(872,019)	6,570,814	1,031,759	9,065,199

Net Assets
Beginning of period	6,570,814	—	9,065,199	—
End of period	$5,698,795	$6,570,814	$10,096,958	$9,065,199

Changes in Shares Outstanding
Shares outstanding, beginning of period	225,000	—	325,000	—
Shares sold	275,000	225,000	50,000	375,000
Shares redeemed	(325,000)	—	(50,000)	(50,000)
Shares outstanding, end of period	175,000	225,000	325,000	325,000

(1)	The Fund commenced operations on July 1, 2020.

(2)	The Fund commenced operations on August 3, 2020.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (September) ETF		TrueShares Structured Outcome (October) ETF
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(1)	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(2)
From Operations
Net investment income (loss)	$(39,391)	$(25,848)	$(16,094)	$(6,776)
Net realized gain (loss) on investments, purchased options and written options	140,428	41,817	7	664
Net change in unrealized appreciation on investments, purchased options and written options	1,026,611	803,920	482,543	310,563
Net increase in net assets resulting from operations	1,127,648	819,889	466,456	304,451

From Capital Share Transactions
Proceeds from shares sold	—	11,765,612	—	3,777,110
Cost of shares redeemed	(1,392,765)	(1,937,040)	—	—
Transaction fees (Note 4)	278	2,241	—	256
Net increase (decrease) in net assets resulting from capital share transactions	(1,392,487)	9,830,813	—	3,777,366

Total Increase (Decrease) in Net Assets	(264,839)	10,650,702	466,456	4,081,817

Net Assets
Beginning of period	10,650,702	—	4,081,817	—
End of period	$10,385,863	$10,650,702	$4,548,273	$4,081,817

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,000	—	150,000	—
Shares sold	—	475,000	—	150,000
Shares redeemed	(50,000)	(75,000)	—	—
Shares outstanding, end of period	350,000	400,000	150,000	150,000

(1)	The Fund commenced operations on September 1, 2020.

(2)	The Fund commenced operations on October 1, 2020.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (November) ETF		TrueShares Structured Outcome (December) ETF
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(1)	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(2)
From Operations
Net investment income (loss)	$(9,921)	$(3,243)	$(15,787)	$(3,119)
Net realized gain (loss) on investments, purchased options and written options	8	129,264	117,710	—
Net change in unrealized appreciation on investments, purchased options and written options	316,678	134,975	338,633	96,874
Net increase in net assets resulting from operations	306,765	260,996	440,556	93,755

From Capital Share Transactions
Proceeds from shares sold	1,398,590	2,500,000	—	5,629,050
Cost of shares redeemed	—	(1,380,240)	(2,623,360)	—
Transaction fees (Note 4)	280	276	525	626
Net increase in net assets resulting from capital share transactions	1,398,870	1,120,036	(2,622,835)	5,629,676

Total Increase (Decrease) in Net Assets	1,705,635	1,381,032	(2,182,279)	5,723,431

Net Assets
Beginning of period	1,381,032	—	5,723,431	—
End of period	$3,086,667	$1,381,032	$3,541,152	$5,723,431

Changes in Shares Outstanding
Shares outstanding, beginning of period	50,000	—	225,000	—
Shares sold	50,000	100,000	—	225,000
Shares redeemed	—	(50,000)	(100,000)	—
Shares outstanding, end of period	100,000	50,000	125,000	225,000

(1)	The Fund commenced operations on November 2, 2020.

(2)	The Fund commenced operations on December 1, 2020.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF
	Period Ended June 30, 2021 (Unaudited)(1)	Period Ended June 30, 2021 (Unaudited)(2)	Period Ended June 30, 2021 (Unaudited)(3)
From Operations
Net investment loss	$(12,056)	$(5,931)	$(20,721)
Net realized gain (loss) on investments, purchased options and written options	(36)	—	92,613
Net change in unrealized appreciation on investments, purchased options and written options	383,607	188,997	588,565
Net increase in net assets resulting from operations	371,515	183,066	660,457

From Capital Share Transactions
Proceeds from shares sold	3,144,250	1,895,428	8,757,020
Cost of shares redeemed	—	—	(1,989,015)
Transaction fees (Note 4)	129	129	1,899
Net increase in net assets resulting from capital share transactions	3,144,379	1,895,557	6,769,904

Total Increase in Net Assets	3,515,894	2,078,623	7,430,361

Net Assets
Beginning of period	—	—	—
End of period	$3,515,894	$2,078,623	$7,430,361

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—
Shares sold	125,000	75,000	350,000
Shares redeemed	—	—	(75,000)
Shares outstanding, end of period	125,000	75,000	275,000

(1)	The Fund commenced operations on January 4, 2021.

(2)	The Fund commenced operations on February 1, 2021.

(3)	The Fund commenced operations on March 1, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
	Period Ended June 30, 2021 (Unaudited)(1)	Period Ended June 30, 2021 (Unaudited)(2)	Period Ended June 30, 2021 (Unaudited)(3)
From Operations
Net investment loss	$(9,191)	$(8,883)	$(1,761)
Net change in unrealized appreciation on investments, purchased options and written options	240,817	177,812	51,466
Net increase in net assets resulting from operations	231,626	168,929	49,705

From Capital Share Transactions
Proceeds from shares sold	5,025,730	7,488,987	4,404,820
Transaction fees (Note 4)	755	1,248	504
Net increase in net assets resulting from capital share transactions	5,026,485	7,490,235	4,405,324

Total Increase in Net Assets	5,258,111	7,659,164	4,455,029

Net Assets
Beginning of period	—	—	—
End of period	$5,258,111	$7,659,164	$4,455,029

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—
Shares sold	200,000	300,000	175,000
Shares redeemed	—	—	—
Shares outstanding, end of period	200,000	300,000	175,000

(1)	The Fund commenced operations on April 1, 2021.

(2)	The Fund commenced operations on May 3, 2021.

(3)	The Fund commenced operations on June 1, 2021.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period

	Per Share Operating Performance (For a share outstanding throughout each period)
		Change in Net Assets Resulting from Operations:			Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain on investments	Total from investment operations	Net investment income	Return of capital		Total distributions paid
TrueShares Technology, AI & Deep Learning ETF
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$47.61	(0.15)	(1.80)	(1.95)	—	—		—
For the period 02/28/2020(7) - 12/31/2020	$25.00	(0.19)	22.80	22.61	—	—		—
TrueShares ESG Active Opportunities ETF
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$35.10	0.08	3.54	3.62	—	—		—
For the period 02/28/2020(7) - 12/31/2020	$25.00	0.17	10.07	10.24	(0.14)	(0.00	)(8)	(0.14)
TrueShares Low Volatility Equity Income ETF
For the period 01/27/2021(7) - 6/30/2021 (Unaudited)	$25.00	0.39	3.26	3.65	(0.28)	—		(0.28)
TrueShares Structured Outcome (July) ETF
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$29.20	(0.12)	3.47	3.35	—	—		—
For the period 7/01/2020(7) - 12/31/2020	$25.00	(0.09)	4.29	4.20	—	—		—
TrueShares Structured Outcome (August) ETF
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$27.89	(0.11)	3.29	3.18	—	—		—
For the period 8/03/2020(7) - 12/31/2020	$25.00	(0.08)	2.96	2.88	—	—		—
TrueShares Structured Outcome (September) ETF
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$26.63	(0.11)	3.15	3.04	—	—		—
For the period 9/01/2020(7) - 12/31/2020	$25.00	(0.06)	1.68	1.62	—	—		—
TrueShares Structured Outcome (October) ETF
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$27.21	(0.11)	3.22	3.11	—	—		—
For the period 10/01/2020(7) - 12/31/2020	$25.00	(0.05)	2.26	2.21	—	—		—

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/Supplemental Data
Captal Share Transactions:								Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)		Net Asset Value, End of Period	Total return, at NAV(3)(4)		Total return, at Market(3)(4)		Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(4)(5)

—		$45.66	(4.04	)%(6)	(3.94	)%(6)	$29,676	0.68%	(0.68)%	11%
—		$47.61	90.43%		90.52%		$27,374	0.68%	(0.59)%	30%

—		$38.72	10.32%		10.38%		$9,680	0.58%	0.45%	13%
—		$35.10	40.94%		40.93%		$7,020	0.58%	0.70%	29%

—		$28.37	14.60%		14.66%		$35,462	0.65%	3.25%	16%

0.01		$32.56	11.51%		12.16%		$5,699	0.79%	(0.77)%	0%
0.00	(8)	$29.20	16.81%		16.55%		$6,571	0.79%	(0.68)%	0%

0.00	(8)	$31.07	11.38%		11.58%		$10,097	0.79%	(0.77)%	0%
0.01		$27.89	11.57%		11.31%		$9,065	0.79%	(0.73)%	0%

0.00	(8)	$29.67	11.44%		11.79%		$10,386	0.79%	(0.76)%	0%
0.01		$26.63	6.51%		6.08%		$10,651	0.79%	(0.73)%	0%

—		$30.32	11.43%		11.40%		$4,548	0.79%	(0.76)%	0%
0.00	(8)	$27.21	8.85%		8.57%		$4,082	0.79%	(0.73)%	0%

(6)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(7)	Commencement of operations.

(8)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

	Per Share Operating Performance (For a share outstanding throughout each period)
		Change in Net Assets Resulting from Operations:			Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain on investments	Total from investment operations	Net investment income	Return of capital	Total distributions paid
TrueShares Structured Outcome (November) ETF
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$27.62	(0.11)	3.36	3.25	—	—	—
For the period 11/02/2020(7) - 12/31/2020	$25.00	(0.03)	2.65	2.62	—	—	—
TrueShares Structured Outcome (December) ETF
For the period 01/01/2021 - 06/30/2021 (Unaudited)	$25.44	(0.10)	2.99	2.89	—	—	—
For the period 12/01/2020(7) - 12/31/2020	$25.00	(0.02)	0.46	0.44	—	—	—
TrueShares Structured Outcome (January) ETF
For the period 01/04/2021(7) - 06/30/2021 (Unaudited)	$25.00	(0.10)	3.23	3.13	—	—	—
TrueShares Structured Outcome (February) ETF
For the period 02/01/2021(7) - 06/30/2021 (Unaudited)	$25.00	(0.08)	2.79	2.71	—	—	—
TrueShares Structured Outcome (March) ETF
For the period 03/01/2021(7) - 06/30/2021 (Unaudited)	$25.00	(0.07)	2.08	2.01	—	—	—
TrueShares Structured Outcome (April) ETF
For the period 04/01/2021(7) - 06/30/2021 (Unaudited)	$25.00	(0.05)	1.34	1.29	—	—	—
TrueShares Structured Outcome (May) ETF
For the period 05/03/2021(7) - 06/30/2021 (Unaudited)	$25.00	(0.03)	0.56	0.53	—	—	—
TrueShares Structured Outcome (June) ETF
For the period 06/01/2021(7) - 06/30/2021 (Unaudited)	$25.00	(0.02)	0.48	0.46	—	—	—

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/Supplemental Data
Captal Share Transactions:								Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)		Net Asset Value, End of Period	Total return, at NAV(3)(4)		Total return, at Market(3)(4)		Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(4)(5)

0.00	(8)	$30.87	11.73%		11.71%		$3,087	0.79%	(0.76)%	0%
0.00	(8)	$27.62	10.51	%(6)	10.35	%(6)	$1,381	0.79%	(0.75)%	0%

0.00	(8)	$28.33	11.37%		11.20%		$3,541	0.79%	(0.75)%	0%
0.00	(8)	$25.44	1.75%		1.72%		$5,723	0.79%	(0.74)%	0%

0.00	(8)	$28.13	12.51%		12.33%		$3,516	0.79%	(0.76)%	0%

0.00	(8)	$27.71	10.86%		10.70%		$2,079	0.79%	(0.76)%	0%

0.01		$27.02	8.08%		7.97%		$7,430	0.79%	(0.77)%	0%

0.00	(8)	$26.29	5.16%		5.22%		$5,258	0.79%	(0.77)%	0%

0.00	(8)	$25.53	2.12%		1.95%		$7,659	0.79%	(0.78)%	0%

0.00	(8)	$25.46	1.82	%(6)	1.74	%(6)	$4,455	0.79%	(0.78)%	0%

(6)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(7)	Commencement of operations.

(8)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. ORGANIZATION

The TrueShares ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2021, the TrueShares ETFs consist of fifteen active series identified below, all of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Technology, AI & Deep Learning ETF (“AI ETF”)	LRNZ	Non-diversified	February 28, 2020
TrueShares ESG Active Opportunities ETF (“ESG ETF”)	ECOZ	Diversified	February 28, 2020
TrueShares Low Volatility Equity Income ETF (“DIVZ ETF”)	DIVZ	Non-diversified	January 27, 2021
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Non-diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Non-diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Non-diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Non-diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Non-diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF (“DECZ ETF”)	DECZ	Non-diversified	December 1, 2020
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Non-diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Non-diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Non-diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Non-diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Non-diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Non-diversified	June 1, 2021

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objectives:

Fund	Investment Objective
AI ETF	Seeks to achieve its total return investment objective by investing in Common stock of technology, artificial intelligence and deep learning companies.
ESG ETF	Seeks to achieve its total return investment objective by investing in Common stock of environmental, social and governance (“ESG”) companies.
DIVZ ETF

Seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index by investing common stocks with the best combination of dividend yield with potential for dividend growth and are currently under-valued in the market.

JULZ ETF, AUGZ ETF, SEPZ ETF, OCTZ ETF, NOVZ ETF DECZ ETF, JANZ ETF, FEBZ ETF, MARZ ETF, APRZ ETF, MAYZ ETF, and JUNZ ETF (collectively, the “Structured Outcome ETFs”)

Seeks to achieve its total return investment objective by investing in Options that reference the S&P 500® Price Index, employing a “buffer protect” options strategies that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index over a 12-month period.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by TrueMark Investments, LLC (“TrueMark” or the “Adviser”), the Funds’ Investment Adviser.

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2021 are as follows:

	Level 1	Level 2	Level 3	Total
TrueShares Technology, AI & Deep Learning ETF
Investments - Assets:
Common Stocks*	$29,528,413	$—	$—	$29,528,413
Money Market Funds	76,674	—	—	76,674
Total Investments - Assets	$29,605,087	$—	$—	$29,605,087

* See the Schedule of Investments for industry classifications.

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares ESG Active Opportunities ETF
Investments - Assets:
Common Stocks*	$9,297,728	$—	$—	$9,297,728
Real Estate Investment Trusts	294,628	—	—	294,628
Money Market Funds	86,719	—	—	86,719
Total Investments - Assets	$9,679,075	$—	$—	$9,679,075

* See the Schedule of Investments for industry classifications.

	Level 1	Level 2	Level 3	Total
TrueShares Low Volatility Equity Income ETF
Investments - Assets:
Common Stocks*	$35,266,141	$—	$—	$35,266,141
Money Market Funds	364,470	—	—	364,470
Total Investments - Assets	$35,630,611	$—	$—	$35,630,611

* See the Schedule of Investments for industry classifications.

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (July) ETF
Investments - Assets:
Exchange Traded Funds	$5,008,302	$—	$—	$5,008,302
Money Market Funds	10,014,195	—	—	10,014,195
U.S. Treasury Bills	—	9,997	—	9,997
Total Investments - Assets	$15,022,497	$9,997	$—	$15,032,494

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (August) ETF
Investments - Assets:
U.S. Treasury Bills	$—	$8,051,554	$—	$8,051,554
Purchased Call Options	—	2,054,628	—	2,054,628
Total Investments - Assets	$—	$10,106,182	$—	$10,106,182
Other Financial Instruments - Liabilities:
Written Put Options	$—	$2,627	$—	$2,627

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (September) ETF
Investments - Assets:
Money Market Funds	$10,336	$—	$—	$10,336
U.S. Treasury Bills	—	8,679,519	—	8,679,519
Purchased Call Options	—	1,716,991	—	1,716,991
Total Investments - Assets	$10,336	$10,396,510	$—	$10,406,846
Other Financial Instruments - Liabilities:
Written Put Options	$—	$14,322	$—	$14,322

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (October) ETF
Investments - Assets:
Money Market Funds	$12,608	$—	$—	$12,608
U.S. Treasury Bills	—	3,714,714	—	3,714,714
Purchased Call Options	—	833,710	—	833,710
Total Investments - Assets	$12,608	$4,551,424	$—	$4,561,032
Other Financial Instruments - Liabilities:
Written Put Options	$—	$9,841	$—	$9,841

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (November) ETF
Investments - Assets:
Money Market Funds	$9,253	$—	$—	$9,253
U.S. Treasury Bills	—	2,471,714	—	2,471,714
Purchased Call Options	—	617,425	—	617,425
Total Investments - Assets	$9,253	$3,089,139	$—	$3,098,392
Other Financial Instruments - Liabilities:
Written Put Options	$—	$9,745	$—	$9,745

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (December) ETF
Investments - Assets:
Money Market Funds	$10,915	$—	$—	$10,915
U.S. Treasury Bills	—	3,099,446	—	3,099,446
Purchased Call Options	—	459,705	—	459,705
Total Investments - Assets	$10,915	$3,559,151	$—	$3,570,066
Other Financial Instruments - Liabilities:
Written Put Options	$—	$26,644	$—	$26,644

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (January) ETF
Investments - Assets:
Money Market Funds	$6,591	$—	$—	$6,591
U.S. Treasury Bills	—	3,104,215	—	3,104,215
Purchased Call Options	—	443,443	—	443,443
Total Investments - Assets	$6,591	$3,547,658	$—	$3,554,249
Other Financial Instruments - Liabilities:
Written Put Options	$—	$36,099	$—	$36,099

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (February) ETF
Investments - Assets:
Money Market Funds	$16,737	$—	$—	$16,737
U.S. Treasury Bills	—	1,844,941	—	1,844,941
Purchased Call Options	—	246,603	—	246,603
Total Investments - Assets	$16,737	$2,091,543	$—	$2,108,281
Other Financial Instruments - Liabilities:
Written Put Options	$—	$28,324	$—	$28,324

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (March) ETF
Investments - Assets:
Money Market Funds	$5,207	$—	$—	$5,207
U.S. Treasury Bills	—	6,839,601	—	6,839,601
Purchased Call Options	—	735,891	—	735,891
Total Investments - Assets	$5,207	$7,575,492	$—	$7,580,699
Other Financial Instruments - Liabilities:
Written Put Options	$—	$145,572	$—	$145,572

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (April) ETF
Investments - Assets:
Money Market Funds	$11,984	$—	$—	$11,984
U.S. Treasury Bills	—	4,980,433	—	4,980,433
Purchased Call Options	—	409,887	—	409,887
Total Investments - Assets	$11,984	$5,390,320	$—	$5,402,304
Other Financial Instruments - Liabilities:
Written Put Options	$—	$140,816	$—	$140,816

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (May) ETF
Investments - Assets:
Money Market Funds	$30,070	$—	$—	$30,070
U.S. Treasury Bills	—	7,460,829	—	7,460,829
Purchased Call Options	—	450,676	—	450,676
Total Investments - Assets	$30,070	$7,911,505	$—	$7,941,575
Other Financial Instruments - Liabilities:
Written Put Options	$—	$277,491	$—	$277,491

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
TrueShares Structured Outcome (June) ETF
Investments - Assets:
U.S. Treasury Bills	$—	$4,353,141	$—	$4,353,141
Purchased Call Options	—	268,213	—	268,213
Total Investments - Assets	$—	$4,621,354	$—	$4,621,354
Other Financial Instruments - Liabilities:
Written Put Options	$—	$179,558	$—	$179,558

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The AI ETF, the ESG ETF and the Structured Outcome ETFs generally pay out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The DIVZ ETF intends to pay out dividends from net investment income, if any, quarterly. The Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2020, the Funds’ most recent fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2020, the Funds’ most recent fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal period 2020. At December 31, 2020, the Funds’ most recent fiscal period end, the tax period 2020 remained open to examination in the Funds’ major tax jurisdiction.

The DIVZ ETF, JANZ ETF, FEBZ ETF, MARZ ETF, APRZ ETF, MAYZ ETF and JUNZ ETF commenced operations after December 31, 2020, the Funds’ most recent fiscal period end; therefore, there is no tax information as of June 30, 2021.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Derivatives

The Structured Outcome ETFs employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the S&P 500® Price Index while mitigating the first 8% to 12% decline in the S&P 500® Price Index (the “Buffer”) over a 12-month period beginning on a specified day (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the initial investment day. In the event an investor purchases shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the Buffer that the Structured Outcome ETFs seeks to provide may not be available. The Structured Outcome ETFs are not designed to protect against declines of more than 8% to 12% in the level of the S&P 500® Price Index, and there can be no guarantee that the Structured Outcome ETFs will be successful in implementing the buffer protect options strategy to avoid the first 8% to 12% decline.

In general, the Structured Outcome ETFs invest in exchange-traded FLEX Options only. FLEX Options are customized option contracts made available by the Cboe Options Exchange with the ability to customize key contract terms like exercise price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Structured Outcome ETFs invest generally have a term of up to one year and are all European style options (options that are exercisable only on the expiration date) based on the S&P 500® Price Index or an ETF that tracks the S&P 500® Price Index and have an expiration date that is the last day of the Investment Period.

The Structured Outcome ETFs will purchase and sell call and put FLEX Options. In general, put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Structured Outcome ETFs purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Structured Outcome ETFs, loss of the premium paid may be offset by an increase in the value of the Structured Outcome ETFs’ securities or by a decrease in the cost of acquisition of securities by the Structured Outcome ETFs. When the Structured Outcome ETFs write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Structured Outcome ETFs will realize as profit the premium received for such option. When a call option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Structured Outcome ETFs are the writer is exercised, the Structured Outcome ETFs will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Structured Outcome ETFs maintain minimal counterparty risk through contracts bought or sold on an exchange. As of June 30, 2021, the Structured Outcome ETFs’ derivative instruments are not subject to a master netting arrangement.

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

Derivative Investments

The average monthly value outstanding of purchased and written options during the period ended June 30, 2021 were as follows:

	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
Purchased Call Options	$1,205,962	$1,638,755	$1,346,096	$651,388	$461,693	$414,787
Written Put Options	48,602	86,795	161,769	63,756	37,765	140,464

	TrueShares Structured Outcome (January) ETF	TrueShares Structured Outcome (February) ETF	TrueShares Structured Outcome (March) ETF	TrueShares Structured Outcome (April) ETF	TrueShares Structured Outcome (May) ETF	TrueShares Structured Outcome (June) ETF
Purchased Call Options	$334,315	$197,957	$696,272	$377,527	$420,188	$268,213
Written Put Options	107,175	58,920	255,509	174,104	304,276	179,558

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2021:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
TrueShares Structured Outcome (July) ETF	Purchased Options	$—	$—
	Written Options	—	—
TrueShares Structured Outcome (August) ETF	Purchased Options	2,054,628	—
	Written Options	—	2,627
TrueShares Structured Outcome (September) ETF	Purchased Options	1,716,991	—
	Written Options	—	14,322
TrueShares Structured Outcome (October) ETF	Purchased Options	833,710	—
	Written Options	—	9,841
TrueShares Structured Outcome (November) ETF	Purchased Options	617,425	—
	Written Options	—	9,745
TrueShares Structured Outcome (December) ETF	Purchased Options	459,705	—
	Written Options	—	26,644
TrueShares Structured Outcome (January) ETF	Purchased Options	443,443	—
	Written Options	—	36,099
TrueShares Structured Outcome (February) ETF	Purchased Options	246,603	—
	Written Options	—	28,324
TrueShares Structured Outcome (March) ETF	Purchased Options	735,891	—
	Written Options	—	145,572
TrueShares Structured Outcome (April) ETF	Purchased Options	409,887	—
	Written Options	—	140,816
TrueShares Structured Outcome (May) ETF	Purchased Options	450,676	—
	Written Options	—	277,491
TrueShares Structured Outcome (June) ETF	Purchased Options	268,213	—
	Written Options	—	179,558

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended June 30, 2021:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
TrueShares Structured Outcome (July) ETF	Equity Risk Contracts	$315,158	$414,411	$(606,578)	$(316,228)
TrueShares Structured Outcome (August) ETF	Equity Risk Contracts	(15,265)	(1,264)	1,132,277	(63,902)
TrueShares Structured Outcome (September) ETF	Equity Risk Contracts	67,261	73,315	794,093	232,823
TrueShares Structured Outcome (October) ETF	Equity Risk Contracts	—	—	369,034	113,606
TrueShares Structured Outcome (November) ETF	Equity Risk Contracts	—	—	245,898	70,785
TrueShares Structured Outcome (December) ETF	Equity Risk Contracts	86,545	31,191	202,590	135,986
TrueShares Structured Outcome (January) ETF	Equity Risk Contracts	—	—	227,965	156,192
TrueShares Structured Outcome (February) ETF	Equity Risk Contracts	—	—	94,060	94,943
TrueShares Structured Outcome (March) ETF	Equity Risk Contracts	40,993	51,829	299,095	289,564
TrueShares Structured Outcome (April) ETF	Equity Risk Contracts	—	—	106,833	134,318
TrueShares Structured Outcome (May) ETF	Equity Risk Contracts	—	—	82,871	95,767
TrueShares Structured Outcome (June) ETF	Equity Risk Contracts	—	—	29,910	22,096

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.68%, 0.58%, 0.65% and 0.79% of the AI ETF’s, the ESG ETF’s, the DIVZ ETF’s, and the Structured Outcome ETF’s average daily net assets, respectively. TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). TrueMark, in turn, compensates the Sub-Advisers from the management fee it receives.

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

Black Hill Capital Partners, LLC (the “AI ETF Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the AI ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the AI ETF Sub-Adviser, the AI ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the AI ETF Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is 50% of the Adviser’s net profits. Net profits are calculated as follows: the total Adviser’s fees received by the Adviser from the AI ETF during a fiscal period, less the cumulative direct expenses incurred or paid by the Adviser during that period in relation to the AI ETF, which expenses include, without limitation: expense waivers and reimbursements; commissions; legal, administrative and custodial expenses; ntf/platform/omnibus fees; filing and registration fees; proxy solicitation expenses; taxes; interest.

Purview Investments, LLC (the “ESG ETF Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the ESG ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the ESG ETF Sub-Adviser, the ESG ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the ESG ETF Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is 50% of the Adviser’s net profits. Net profits are calculated as follows: the total Adviser’s fees received by the Adviser from the ESG ETF during a fiscal period, less the cumulative direct expenses incurred or paid by the Adviser during that period in relation to the ESG ETF, which expenses include, without limitation: expense waivers and reimbursements; commissions; legal, administrative and custodial expenses; ntf/platform/omnibus fees; filing and registration fees; proxy solicitation expenses; taxes; interest.

Titleist Asset Management, Ltd. (the “DIVZ ETF Sub-Advisor”), a Texas limited liability company serves as sub-adviser to the DIVZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the DIVZ ETF Sub-Adviser, the DIVZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The DIVZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is based on the net profits of the fund and calculated as follows: 75% Titleist profit percentage and 25% TrueMark profit percentage on net daily average AUM less than $75 million, 65% Titleist profit percentage and 35% TrueMark profit percentage on net daily average AUM greater than $75 million but less than $150 million, and 50% Titleist profit percentage and 50% TrueMark profit percentage on net daily average AUM greater than $150 million.

SpiderRock Advisors, LLC (the “Structured Outcome ETFs Sub-Adviser”), an Illinois limited liability company serves as the sub-adviser to the Structured Outcome ETFs. Pursuant to a Sub-Advisory Agreement between the Adviser and the Structured Outcome ETFs Sub-Adviser, the Structured Outcome ETFs Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Structured Outcome ETFs Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly at an annual rate based on the Fund assets under management of the Structured Outcome ETFs which is 0.34% on average daily assets less than $150 million and 0.39% on average daily assets greater than $150 million.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the AI ETF, the ESG ETF, and the DIVZ ETF are listed and traded on the NYSE Arca, Inc. and the Structured Outcome ETFs are listed and traded on the Cboe BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. A Creation Unit generally consists of 25,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended June 30, 2021		Period Ended December 31, 2020
	Ordinary Income(1)	Return of Capital	Ordinary Income(1)	Return of Capital
TrueShares Technology, AI & Deep Learning ETF	$—	$—	$—	$—
TrueShares ESG Active Opportunities ETF	—	—	26,525	678
TrueShares Low Volatility Equity Income ETF	306,532	—	—	—
TrueShares Structured Outcome (July) ETF	—	—	—	—
TrueShares Structured Outcome (August) ETF	—	—	—	—
TrueShares Structured Outcome (September) ETF	—	—	—	—
TrueShares Structured Outcome (October) ETF	—	—	—	—
TrueShares Structured Outcome (November) ETF	—	—	—	—
TrueShares Structured Outcome (December) ETF	—	—	—	—
TrueShares Structured Outcome (January) ETF	—	—	—	—
TrueShares Structured Outcome (February) ETF	—	—	—	—
TrueShares Structured Outcome (March) ETF	—	—	—	—
TrueShares Structured Outcome (April) ETF	—	—	—	—
TrueShares Structured Outcome (May) ETF	—	—	—	—
TrueShares Structured Outcome (June) ETF	—	—	—	—

(1)	Ordinary income includes short-term capital gains.

At December 31, 2020, the Funds’ most recent fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Structured Outcome (July) ETF	TrueShares Structured Outcome (August) ETF	TrueShares Structured Outcome (September) ETF	TrueShares Structured Outcome (October) ETF	TrueShares Structured Outcome (November) ETF	TrueShares Structured Outcome (December) ETF
Federal Tax Cost of Investments	$21,161,213	$5,194,863	$5,653,451	$8,128,563	$9,853,834	$3,773,945	$1,227,159	$5,629,880
Gross Tax Unrealized Appreciation	$6,514,312	$1,879,889	$922,806	$943,137	$803,920	$310,599	$135,088	$97,341
Gross Tax Unrealized Depreciation	(420,234)	(55,087)	(1,114)	(532)	—	(36)	(113)	(467)
Net Tax Unrealized Appreciation (Depreciation)	6,094,078	1,824,802	921,692	942,605	803,920	310,563	134,975	96,874
Undistributed Ordinary Income	37,526	—	—	—	12,774	—	69,393	—
Other Accumulated Gain (Loss)	—	(101,642)	(9)	(5,763)	—	—	(195)	—
Total Distributable Earnings / (Accumulated Losses)	$6,131,604	$1,723,160	$921,683	$936,842	$816,694	$310,563	$204,173	$96,874

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. The Funds did not defer any post-October losses. At December 31, 2020, the Funds’ most recent fiscal period end, the Funds had short-term capital losses which will be carried forward indefinitely to offset future realized capital gains as follows:

Indefinite Short-Term
TrueShares Technology, AI & Deep Learning ETF	$—
TrueShares ESG Active Opportunities ETF	101,642
TrueShares Structured Outcome (July) ETF	9
TrueShares Structured Outcome (August) ETF	5,763
TrueShares Structured Outcome (September) ETF	—
TrueShares Structured Outcome (October) ETF	—
TrueShares Structured Outcome (November) ETF	—
TrueShares Structured Outcome (December) ETF	—

6. INVESTMENT TRANSACTIONS

During the period ended June 30, 2021, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
TrueShares Technology, AI & Deep Learning ETF	$372,600	$(392)
TrueShares ESG Active Opportunities ETF	—	—
TrueShares Low Volatility Equity Income ETF	—	—
TrueShares Structured Outcome (July) ETF	—	—
TrueShares Structured Outcome (August) ETF	—	—
TrueShares Structured Outcome (September) ETF	—	—
TrueShares Structured Outcome (October) ETF	—	—
TrueShares Structured Outcome (November) ETF	—	—
TrueShares Structured Outcome (December) ETF	—	—
TrueShares Structured Outcome (January) ETF	—	—
TrueShares Structured Outcome (February) ETF	—	—
TrueShares Structured Outcome (March) ETF	—	—
TrueShares Structured Outcome (April) ETF	—	—
TrueShares Structured Outcome (May) ETF	—	—
TrueShares Structured Outcome (June) ETF	—	—

TrueShares ETFs

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2021 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TrueShares Technology, AI & Deep Learning ETF	$4,515,443	$3,027,667	$4,686,978	$984,222
TrueShares ESG Active Opportunities ETF	1,183,870	1,124,921	1,746,757	—
TrueShares Low Volatility Equity Income ETF	4,443,495	3,530,491	32,465,237	—
TrueShares Structured Outcome (July) ETF	8,639,556	—	—	—
TrueShares Structured Outcome (August) ETF	—	—	—	—
TrueShares Structured Outcome (September) ETF	—	—	—	—
TrueShares Structured Outcome (October) ETF	—	—	—	—
TrueShares Structured Outcome (November) ETF	—	—	—	—
TrueShares Structured Outcome (December) ETF	—	—	—	—
TrueShares Structured Outcome (January) ETF	—	—	—	—
TrueShares Structured Outcome (February) ETF	—	—	—	—
TrueShares Structured Outcome (March) ETF	—	—	—	—
TrueShares Structured Outcome (April) ETF	—	—	—	—
TrueShares Structured Outcome (May) ETF	—	—	—	—
TrueShares Structured Outcome (June) ETF	—	—	—	—

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8. SUBSEQUENT EVENTS

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Foreside Fund Services, LLC will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2021 (Unaudited)

At a meeting held on December 10, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between TrueMark Investments, LLC (the “Adviser”) and the Trust, on behalf of TrueShares Low Volatility Equity Income ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Titleist Asset Management, Ltd. (the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Funds, and the services to be provided by the Adviser.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2021 (Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Large Blend ETFs and Large Value ETFs as reported by Morningstar (the “Category Peer Group”) and its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that the proposed expense ratio for the Fund was slightly higher the median for the Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board also noted that the Category Peer Group included significantly larger, low-cost, passive ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board further noted that the Fund’s proposed expense ratio was significantly higher than the median expense ratio for the Selected Peer Group that were domestic funds that seek to deliver returns in dividend yielding portfolios. The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the Fund’s investment strategy.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2021 (Unaudited) (Continued)

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s policies and procedures, including firm’s code of ethics. The Trust’s Chief Compliance Officer then noted that Adviser reviewed the Sub-Adviser’s compliance program and the program appeared to adequately address the major areas of risk associated with its current advisory business. He further stated that the Adviser provided the Board a memorandum contained in the Materials discussing its review of the Sub-Adviser’s compliance program. The Board noted that it had received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about the Fund, and the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

TrueShares ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

TrueShares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the Prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.true-shares.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.true-shares.com

TAX INFORMATION

For the fiscal period ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

TrueShares ESG Active Opportunities ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2020 was as follows:

TrueShares ESG Active Opportunities ETF	100.00%

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser:

TrueMark Investments, LLC
9450 W. Bryn Mawr
Rosemont, IL 60018

Investment Sub-Advisers:

Black Hill Capital Partners, LLC
101 California St.
San Francisco, CA 94111

Purview Investments, LLC
208 East 51st St.
New York, NY 10022

SpiderRock Advisors, LLC
300 South Riverside Plaza, Suite 2340
Chicago, IL 60606

Titleist Asset Management, Ltd.
777 East Sonterra Boulevard, Suite 330
San Antonio, Texas 78258

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/2/2021

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/2/2021

*	Print the name and title of each signing officer under his or her signature.